Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,846)	$ (17,506)	$ (17,289)	$ (17,355)	$ (34,352)	$ (34,644)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization					2,361	1,969
Loss on impairment					16	482
Changes in right of use assets and operating lease liabilities, net					(260)	(458)
Loss on disposal of property and equipment						(11)
Non-cash loss on foreign currency remeasurement					25	51
Non-cash share-based compensation					3,354	3,683
Changes in operating assets and liabilities
Prepaid expenses and other current assets					(7,069)	(10,072)
Accounts payable					1,873	3,205
Income taxes payable					(319)	18
Accrued expenses and other liabilities					(930)	(965)
Deferred tax assets					65
Other assets					(26)	(301)
Net cash used in operating activities					(35,262)	(37,043)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment					(991)	(3,598)
Net cash used in investing activities					(991)	(3,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of shares under the employee share purchase plan					1
Net cash provided by financing activities					1
Effect of exchange rate changes on cash, cash equivalents and restricted cash					6,625	(24,083)
Net decrease in cash, cash equivalents and restricted cash					(29,627)	(64,724)
Cash, cash equivalents and restricted cash, beginning of period		$ 173,371		$ 266,352	173,371	266,352	$ 266,352
Cash, cash equivalents and restricted cash, end of period	143,744		201,628		143,744	201,628	173,371
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for new operating lease liabilities					2,090	1,479
Property and equipment purchases in accounts payable and accrued expenses					113	1,196
Cash and cash equivalents	143,711		201,595		143,711	201,595	173,338
Restricted cash	33		33		33	33	33
Total cash, cash equivalents and restricted cash	$ 143,744		$ 201,628		$ 143,744	$ 201,628	$ 173,371